Investment Strategy	Sep. 30, 2025
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by primarily investing in a portfolio of investment grade, short-term fixed, variable and floating-rate securities. The Fund is not a money market fund and does not seek to maintain a stable net asset value.
The Fund is actively managed, not designed to track a benchmark, and therefore not constrained by the composition of a benchmark.
Under normal circumstances, the Fund’s weighted average portfolio duration will be one year or less. In certain market or economic conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s weighted average portfolio duration may be longer than one year. The Fund seeks to manage duration and hedge interest rate risk through the purchase and sale of U.S. Treasury securities. During periods when the Fund’s weighted average portfolio duration is longer than one year, the Fund may not achieve its investment objective.
The Fund typically invests at least 90% of its net assets in investment grade, U.S. dollar-denominated debt securities. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or if unrated, considered to be of comparable credit quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.
Under normal circumstances, the Fund will invest in below-investment grade, high-yield debt instruments (commonly known as “junk bonds”). The Fund’s investment in such instruments is limited to 10% of its net assets, as assessed at time of purchase.
The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its total assets in securities issued by issuers in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
The Fund invests in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in money market instruments and taxable municipal obligations. The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”) and money market funds, for various portfolio management purposes, such as to maintain exposure to certain investments or for cash management purposes.
The Fund may invest in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers (i.e., non-agency). MBS may include collateralized mortgage obligations (“CMOs”), residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). ABS may include collateralized loan obligations (“CLOs”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBA”).
The Fund may also invest up to 25% of its net assets in foreign debt securities.
In managing the Fund, the Adviser considers macroeconomic factors in determining the Fund’s sector allocation and yield curve positioning and uses fundamental research in selecting individual securities for the portfolio. Macroeconomic factors considered may include, among others, the pace of economic growth, unemployment rates, interest rates, inflation, monetary and fiscal policy, and general trends in global economies and currencies. In combination with the top-down macroeconomic approach, the Adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. This bottom-up, research-driven and value-oriented approach emphasizes the financial strength of issuers, current valuations and the interest rate sensitivity of investments, among other factors. In selecting securities, the Adviser generally seeks issuers with attractive valuations. The Adviser may sell a security when the Adviser’s valuation target for the security is reached, the fundamentals of the company deteriorate or to pursue more attractive investment options. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The Adviser also considers how purchasing or selling an investment would impact the overall portfolio’s potential return (income and capital gains) and risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) on both a benchmark-relative and absolute return basis, and may include allocations to securities outside the benchmark.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in high yield securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.  High-yield securities (commonly referred to as “junk bonds”) include U.S. dollar denominated high risk corporate bonds which are rated lower than investment grade  (i.e., bonds rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or are unrated and of comparable quality as determined by the Adviser or Morgan Stanley Investment Management Limited (the “Sub-Adviser”). Bonds rated BBB and Baa have speculative characteristics, while lower-rated bonds are predominantly speculative. The Fund may not hold more than 10% of its net assets in securities rated below B3 by Moody’s or lower than B- by S&P or Fitch.
The Fund may invest up to 15% of its net assets in securities that are rated investment grade (i.e., bonds rated higher than Ba1 by Moody’s or higher than BB+ by S&P  or Fitch).  The Fund may invest up to 5% of its total assets in subordinated preferred securities. The Fund may invest up to 20% of its net assets in foreign and emerging market securities, which are predominantly U.S. dollar-denominated. The Fund may invest in securities with a minimum primary issuance of $500 million or greater. The Fund’s investment in an individual sector may be equal to an amount up to the greater of 15% of its total assets or 1.2x the relative weight of such sector in the ICE BofA BB-B U.S. High Yield Index. As of September 30, 2025, the Fund invested a substantial portion of its assets in the consumer discretionary sector.
The Fund may purchase or sell derivative instruments for hedging purposes, to seek return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments; interest rate, credit default, inflation and total return swaps; forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. The Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to seek to shorten the average interest rate reset dates of its holdings. With respect to non-U.S. dollar-denominated securities, the Fund may seek to hedge currency fluctuations by entering into forward foreign currency exchange contracts. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”) and money market funds, for various portfolio management purposes, such as to maintain exposure to certain investments or for cash management purposes.
The Fund’s investments are actively managed and securities may be bought and sold on a daily basis. Preservation of capital is considered when consistent with the Fund’s investment objectives. The Adviser and/or Sub-Adviser monitor the credit quality of securities held by the Fund. Although the Adviser and/or Sub-Adviser consider security ratings when making investment decisions, they perform their own credit and investment analysis utilizing various methodologies including “bottom up/top down” analysis and consideration of  macroeconomic and technical factors, and do not rely primarily on the ratings assigned by the rating services. When deemed by the Adviser and/or Sub-Adviser to be relevant to their evaluation of creditworthiness and when applicable information is available, the Adviser and/or Sub-Adviser consider environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or  instrumentalities.  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 65% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the Adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the Adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B3 by Moody’s or lower than B- by S&P or Fitch or in unrated obligations considered to be of comparable quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).
Although the Fund invests in obligations to seek to maintain, under normal circumstances, a dollar-weighted average portfolio duration between three and eight years, the Fund may invest in individual municipal obligations of any maturity. Duration represents the dollar-weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. The Fund may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities, including securities that are subject to resale restrictions.
The Adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser  considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. The portfolio managers also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating-rate credit investments. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. Floating-rate credit investments may include, without limitation, senior floating rate loans of domestic and foreign borrowers (“Senior Loans”), debt  tranches of collateralized loan obligations (“CLOs”), secured and unsecured floating-rate bonds, as well as secured and unsecured subordinated loans, second lien loans, subordinated bridge loans and mezzanine investments (collectively, “Junior Loans”). Senior Loans typically are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to subordinated debtholders and stockholders of the borrower. Conversely, Junior Loans may have a claim on assets and/or stock of the borrower that is junior to holders of Senior Loans. Loans usually are of below investment grade quality and have below investment grade credit ratings, such ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”). A CLO is a structured credit security issued by a special purpose vehicle that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically Senior Loans, are used as collateral supporting the various debt tranches issued by the special purpose vehicle. The Fund may invest in senior or subordinate tranches of a CLO. Senior Loans are loans (including corporate loans and bank loans) in which the interest rate paid fluctuates based on a reference rate (e.g., the secured overnight financing rate (SOFR)). Senior Loans are made to corporations, partnerships and other business entities which operate in various industries and geographical regions. Senior Loans pay interest at rates that are reset periodically by reference to a base lending rate, plus a premium. While the Fund may invest in loans of any credit quality, the Fund typically will invest in loans of below investment grade quality that have below investment grade credit ratings (that is, rated below BBB- by S&P Global Ratings (“S&P”), or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), which are associated with securities having high risk and/or speculative characteristics (sometimes referred to as “junk”), which may include distressed or defaulted loans. The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event of a downgrade of an assessment of credit quality or the withdrawal of a rating.
The Fund may invest up to 20% of its net assets in a combination of fixed-rate corporate bonds of any credit quality, including below investment grade bonds.
The Fund may invest in Senior Loans of foreign borrowers, which may be denominated in different currencies. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers. The Fund may also engage in derivative transactions (such as futures contracts and options thereon, forward foreign currency exchange contracts, and other currency hedging strategies and interest rate swaps) to seek to hedge against fluctuations in currency exchange rates and interest rates. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Floating-rate credit investments held by the Fund that are denominated in U.S. dollars or foreign currencies will be counted toward the Fund’s 80% policy discussed above.
The Fund’s investments are actively managed and securities may be bought and sold on a daily basis. The Adviser seeks to maintain broad borrower and industry diversification among the Fund’s investments. When selecting investments, the Adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. In evaluating the quality of particular Senior Loans or other securities, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the perceived ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Investments may be sold, if in the opinion of the Adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities. Preservation of capital is considered when consistent with the Fund’s investment objective.
When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as “ESG”) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide long-term capital appreciation. The Adviser and Parametric Portfolio Associates LLC (the “Sub-Adviser”) seek to fulfill the Fund’s objective by (1) investing in an underlying base portfolio of equity securities (the “Equity Portfolio”) that primarily include equity securities of companies included in the Solactive GBS United States 500 Index (the “Equity Portfolio Index”) and (2) generating incremental total return via “beta-neutral” call overwriting that combines selling call options on the S&P 500® Index (the “Underlying Index”) with offsetting long equity exposure, including through investment in futures on the Underlying Index or in options on the Underlying Index or on the SPDR S&P 500 ETF Trust (the “Underlying ETF”), including Flexible Exchange Options (“FLEX Options”) that reference the Underlying Index or Underlying ETF.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
Equity securities generally represent an ownership interest in an issuer or may be convertible into or represent a right to acquire an ownership interest in an issuer. With respect to the Fund’s Equity Portfolio, the Fund invests primarily in common stock. The
Fund’s performance will largely depend on the performance of the Equity Portfolio. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly.
In constructing the Equity Portfolio, the Fund seeks to provide investment returns that are substantially similar to the Equity Portfolio Index while limiting the overlap between its investments that reflect constituents of the Equity Portfolio and the underlying constituents of the options in which the Fund invests (the “Options Portfolio”, as described in more detail below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (straddle rules, if applicable, may defer losses realized by the Fund and accordingly increase capital gains; see “Tax Risk” below). The Equity Portfolio weightings are determined via an optimization process intended to provide return and risk characteristics that closely track those of the Equity Portfolio Index across key fundamental attributes such as value, growth, size, volatility, and momentum in addition to categorical attributes such as sector and industry. Through this optimization of holdings representing constituents of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s investments that reflect constituents of the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.
The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio will be distributed to shareholders on a quarterly basis.
The Fund may incorporate tax loss harvesting within the Equity Portfolio to maximize realization of losses. Realized losses in the Equity Portfolio may be used to offset realized gains in the portfolio.
The Fund will also systematically sell (write) out-of-the-money call option contracts, based on the Underlying Index, which have an expiration date of approximately two weeks or less. The Fund will sell such call option contracts on the Underlying Index in a notional amount that is equal to or less than the market value of the total portfolio. Because the returns of the Equity Portfolio and of the Underlying Index are expected to be substantially similar, the sale of such call options (which are generally considered to be “uncovered”) may have the impact of reducing average equity market exposure of the Fund and capping potential gains from the Fund’s Equity Portfolio. To seek to offset this embedded directional short equity market exposure in the written call options, the Fund will add incremental long equity market exposure, with an objective of enhancing total return. The incremental long equity market exposure may be achieved through investing in derivatives, including in futures on the Underlying Index or in options on the Underlying Index or the Underlying ETF, including FLEX Options that reference the Underlying Index or Underlying ETF.  The amount of the incremental long equity market exposure seeks to match the initial directional market exposure of the call options when they were written. This is intended to allow the Fund to maintain an average target beta of approximately 1.0, whereby “beta” is defined as a measure of a stock’s volatility relative to the overall market. The overall market, such as the S&P 500 Index, has a beta of 1.0 while a stock or portfolio that is more (less) volatile than the market over time has a beta above (below) 1.0. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase (in the case of a call option) or sell (in the case of a put option) the underlying asset (or deliver cash equal to the change in value of an underlying asset or index) at a specified price (“strike price”) within a specified time period or at a specified future date. Selling a call option entitles the seller to a premium equal to the value of the option at the time of the trade. In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless). Conversely, in the event the underlying asset appreciates in value, the value of a call option will generally increase. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Option terms that can be customized include exercise price, exercise styles, and expiration dates.
A call option is considered “out-of-the-money” when the strike price of the option exceeds the current price of the underlying asset. By selling call options, the Fund will receive premiums but will give up the opportunity to benefit from potential increases in the value of the Underlying Index above the exercise prices of such options. As a result of writing call options, the Fund may forgo performance in market environments with significant equity market appreciation in which the Underlying Index exceeds the strike price of the written call option. However, the Sub-Adviser will seek to “ladder” the Fund’s written call option positions to mitigate this risk. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates to reduce the concentration risk of a concentrated exposure to a single option expiration and to create more opportunities to roll option positions (i.e., one option position expires and a new option position is opened in the same underlying security) during extended periods of market appreciation. In this regard, the Sub-Adviser expects to write more frequent, short-dated call options with one to two-week expirations in tranches with such expirations being staggered approximately every two to four trading days. The Sub-Adviser believes that this may provide the opportunity for a more diversified options portfolio with more consistent greater upside appreciation profile compared to a written call option portfolio with a single position.
The Fund will also incorporate a risk management strategy implemented through the purchase of put options on the Underlying Index, which is intended to partially hedge the Fund’s exposure to equity market losses. Rather than seek to hedge the Fund’s exposure to absolute equity market loss (that is, to result in portfolio losses that are less than the losses of the Underlying Index), the objective of the risk management strategy is to seek to prevent against portfolio losses that exceed the losses of the Underlying Index during periods of significant declines in the Underlying Index.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide consistent monthly income while maintaining prospects for  capital appreciation. The Adviser and Parametric Portfolio Associates LLC (the “Sub-Adviser”) seek to fulfill the Fund’s objective by using two principal strategies (1) creating an actively-managed portfolio of dividend-paying equity securities  that primarily include common stocks of U.S. companies selected from the Russell 3000®  Index (the “long equity portfolio”); and (2) selling (writing) option contracts on the  SPDR S&P 500® ETF Trust (the “Underlying ETF”) or on the S&P 500® Index (“Underlying Index”) to generate additional yield.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. Equity securities in which the Fund may invest include common stocks.
The Fund seeks to employ a top-down, disciplined, and systematic investment process that emphasizes a diversified portfolio of quality companies that over the prior 12 months have demonstrated high current income and lower levels of risk on a sector relative basis. Such companies may be referred to as durable dividend payers. This rules-based strategy applies a series of durability rankings to a broad universe of U.S. equity securities (i.e., equity securities of companies included in the Russell 3000® Index). To achieve broad diversification, each economic sector generally receives an equal weight. The top-ranked securities within each sector based on the Sub-Adviser’s yield and risk screening are also generally weighted equally. The investment process is periodically re-evaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies. The portfolio is rebalanced periodically to maintain diversification and is reconstituted on an annual basis. The portfolio managers seek to manage portfolio risk by using a quantitative model to construct a diversified portfolio of durable dividend paying companies.
The Fund will systemically sell (write) out-of-the-money call option contracts, which have an expiration date of approximately two weeks, with an objective of generating incremental income. The Fund will sell such call option contracts on the Underlying ETF or  on the Underlying Index. Flexible Exchange Options (“FLEX Options”) that reference the Underlying ETF may be utilized. The Fund’s derivative instruments are generally limited to its call option writing strategy.
In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase (in the case of a call option) or sell (in the case of a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period or at a specified future date. Selling a call option entitles the seller to a premium equal to the value of the option at the time of the trade. In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless). Conversely, in the event the underlying asset appreciates in value, the value of a call option will generally increase. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Option terms that can be customized include exercise price, exercise styles, and expiration dates.
A call option is considered “out-of-the-money” when the strike price of the option at expiration exceeds the current price of the underlying asset. By selling call options, the Fund will receive premiums but will give up the opportunity to benefit from potential increases in the value of the Underlying ETF or the Underlying Index above the exercise prices of such options.
As a result of writing call options, the Fund may forgo performance in market environments with significant equity market appreciation in which the Underlying ETF or Underlying Index exceeds the strike price of the written call option. However, the Sub-Adviser will seek to “ladder” the Fund’s written call option positions to mitigate this risk. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates to reduce the concentration risk of a concentrated exposure to a single option expiration and to create more opportunities to roll option positions (i.e., one option position expires and a new option position is opened in the same underlying security) during extended periods of market appreciation. In this regard, the Sub-Adviser expects to write more frequent, short-dated call options with two-week expirations in tranches with such expirations being staggered approximately every three to four trading days. The Sub-Adviser believes that this may provide the opportunity for a more diversified options portfolio with more consistent greater upside appreciation profile compared to a written call option portfolio with a single position. Additionally, the Sub-Adviser believes that the laddering of short-dated call options may provide a more stable option premium income for the portfolio, as each call option in the portfolio is expected to be a short-dated call option with a two-week expiration (either expiring worthless or with a liability) and, upon expiration, is expected to be replaced with a new short-dated call option with a two-week expiration.
The Fund may incorporate certain tax optimization strategies within the long equity portfolio in order to seek more tax-efficient distributions. An example of such a strategy is harvesting losses in the long equity portfolio to offset realized gains in the written options portfolio and long equity portfolio. By offsetting gains through tax loss harvesting, distributions which would otherwise be taxed at short term capital gains rates may instead be classified as return of capital and result in a more tax efficient distribution to shareholders.